UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2003
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:

                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:
           JANA Partners LLC
           --------------------------------------------------
Address:   200 Park Avenue, Suite 3900
           --------------------------------------------------
           New York, NY 10166
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-10328

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joel Brebbia
           --------------------------------------------------
Title:     CFO
           --------------------------------------------------
Phone:     212-692-7693
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Joel Brebbia                 New York, NY                 2/09/04
       ------------------------   ------------------------------  --------


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Report Type (Check only one.):

[X]     13F HOLDINGS REPORT. (Check here if all holdings of this
.........reporting manager are reported in this report.)

[ ]     13F NOTICE. (Check here if no holdings reported are in this
.........report, and all holdings are reported by other reporting
.........manager(s).)

[ ]     13F COMBINATION REPORT. (Check here if a portion of the
.........holdings for this reporting manager are reported in this report
.........and a portion are reported by other reporting manager(s).)


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                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                                    0
                                               -------------

Form 13F Information Table Entry Total:            50
                                               -------------

Form 13F Information Table Value Total:       $   696,406
                                               -------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                              FORM 13F INFORMATION TABLE
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                                TITLE OF            VALUE     SHARES/  SH/  PUT/ INVSTMT  OTHER               VOTING  AUTHORITY
NAME OF ISSUER                   CLASS   CUSIP      (X$1000)  PRN AMT  PRN  CALL DISCRETN MANAGERS  SOLE      SHARED      NONE
-----------------------------------------------------------------------------------------------------------------------------------
3COM CORP                        COM     885535104   10172    1245000  SH          SOLE            1245000
AFC ENTERPRISES INC              COM     00104Q107   23276    1193658  SH          SOLE            1193658
ALLSTREAM INC CL B VTG SHS       COM     02004C204   12732    222000   SH          SOLE            222000
AMERICAN CAPITAL STRATEGIES LTD  COM     024937104   20566    691755   SH          SOLE            691755
AMERICAN FINANCIAL REALTY        COM     02607P305   6991     410000   SH          SOLE            410000
APRIA HEALTHCARE GROUP INC       COM     037933108   28470    1000000  SH          SOLE            1000000
BANTA CORP                       COM     066821109   45895    1133200  SH          SOLE            1133200
BOISE CASCADE CORP               COM     097383103   19716    600000   SH          SOLE            600000
CENDANT CORP                     COM     151313103   7046     316400   SH          SOLE            316400
CENTENNIAL CELLULAR CORP-CL A    COM     15133V208   2894     550000   SH          SOLE            550000
CITIZENS FIRST FINANCIAL CORP    COM     174623108   3046     119435   SH          SOLE            119435
COBRA  ELECTRONICS CORP          COM     191042100   4776     632580   SH          SOLE            632580
COPART INC                       COM     217204106   2533     152600   SH          SOLE            152600
CORNELL CORRECTIONS INC          COM     219141108   9393     688100   SH          SOLE            688100
CROWN HOLDINGS INC               COM     228368106   28479    3143400  SH          SOLE            3143400
DDI CORPORATION                  COM     233162304   9800     666664   SH          SOLE            666664
DOBSON COMMUNICATIONS CORP       COM     256069105   24135    3673550  SH          SOLE            3673550
ELAN CORP PLC-ADR                COM     284131208   21122    3065600  SH          SOLE            3065600
FALCON FINANCIAL INVESTMENT      COM     306032103   10076    1100000  SH          SOLE            1100000
FOOT LOCKER INC                  COM     344849104   23450    1000000  SH          SOLE            1000000
FPIC INSURANCE GROUP INC         COM     302563101   5186     206700   SH          SOLE            206700
FRANKLIN BANK CORP               COM     352451108   5227     275100   SH          SOLE            275100
FTI CONSULTING INC               COM     302941109   15191    650000   SH          SOLE            650000
HANDLEMAN CO                     COM     410252100   22152    1079000  SH          SOLE            1079000
HAYES LAMMERZ INTL INC NEW       COM     420781304   15684    866028   SH          SOLE            866028
HYPERCOM CORP                    COM     44913M105   12756    2679900  SH          SOLE            2679900
I2 TECHOLOGIES INC               COM     465754109   5514     3383100  SH          SOLE            3383100
IDT CORP                         COM     448947101   6284     283700   SH          SOLE            283700
IDT CORPORATION                  COM     448947309   3456     149400   SH          SOLE            149400
IGEN INC                         COM     449536101   13899    236100   SH          SOLE            236100
JONES APPAREL GROUP INC          COM     480074103   28184    800000   SH          SOLE            800000
KMART HOLDINGS CORP              COM     498780105   16497    688825   SH          SOLE            688825
LOUISIANA PACIFIC CORP           COM     546347105   8940     500000   SH          SOLE            500000
MCDERMOTT INTL INC-W/RTS TO      COM     580037109   37387    3128600  SH          SOLE            3128600
MDC PARTNERS INC NEW CL A        COM     552697104   22519    1965000  SH          SOLE            1965000
MI DEVELOPMENTS INC              COM     55304X104   20245    725100   SH          SOLE            725100
MICROSOFT CORP                   COM     594918104   9306     340000   SH          SOLE            340000
MTR GAMING GROUP INC             COM     553769100   5710     554396   SH          SOLE            554396
NEW CENTURY FINANCIAL CORP       COM     64352D101   13686    345000   SH          SOLE            345000
NOVOSTE CORP                     COM     67010C100   10207    2130920  SH          SOLE            2130920
PFIZER INC                       COM     717081103   9433     267000   SH          SOLE            267000
PG&E CORP                        COM     69331C108   23452    844500   SH          SOLE            844500
RADIOLOGIX INC                   COM     75040K109   7127     2102500  SH          SOLE            2102500
RAYONIER INC                     COM     754907103   1786     43015    SH          SOLE            43015
SUNTERRA CORPORATION             COM     86787D208   1829     164800   SH          SOLE            164800
U S I HOLDINGS CORP              COM     90333H101   5529     423662   SH          SOLE            423662
UNITED STATES STL CORP NEW       COM     912909108   16960    484300   SH          SOLE            484300
UNUMPROVIDENT CORP               COM     91529Y106   16519    1047500  SH          SOLE            1047500
WILLIAMS COMPANIES INC           COM     969457100   16316    1661500  SH          SOLE            1661500
ZHONE TECHNOLOGIES INC NEW       COM     98950P108   4859     983600   SH          SOLE            983600

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